Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Summary of Property, Plant, and Equipment

The following is a summary of DPL’s Property, plant and equipment with corresponding composite depreciation rates at December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
$ in millions		Composite Rate		Composite Rate (a)
Regulated:
Transmission	$223.2	4.1%	$242.7	4.0%
Distribution	1,289.8	4.5%	1,197.5	4.9%
General	13.2	8.5%	13.7	7.1%
Non-depreciable	60.4	N/A	64.7	N/A
Total regulated	1,586.6		1,518.6
Unregulated:
Production / Generation	—	N/A	0.2	N/A
Other	21.2	6.7%	21.1	7.0%
Non-depreciable	7.8	N/A	4.2	N/A
Total unregulated	29.0		25.5

Total property, plant and equipment in service	$1,615.6	4.3%	$1,544.1	5.0%

(a)	Composite rates for 2017 include property classified in non-current assets of discontinued operations and held-for-sale businesses.

Changes in the Liability for Generation AROs
Changes in the Liability for AROs

$ in millions
Balance at December 31, 2016	$15.0
Calendar 2017
Revisions to cash flow and timing estimates	(0.1)
Accretion expense	0.4
Settlements	(0.2)
Balance at December 31, 2017	15.1
Calendar 2018
Revisions to cash flow and timing estimates	(2.6)
Accretion expense	0.3
Settlements (a)	(3.4)
Balance at December 31, 2018	$9.4

(a)
Primarily includes settlement related to transfer of Beckjord Facility. See Note 16 – Dispositions for additional information.

Changes in the Liability for Transmission and Distribution Asset Removal Costs
Changes in the Liability for Transmission and Distribution Asset Removal Costs

$ in millions
Balance at December 31, 2016	$126.5
Calendar 2017
Additions	12.0
Settlements	(5.7)
Balance at December 31, 2017	132.8
Calendar 2018
Additions	14.3
Settlements	(8.0)
Balance at December 31, 2018	$139.1